Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a policy on the timing of awards of stock options in relation to the disclosure by us of material nonpublic information and neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing and terms of such awards. During the years ended December 31, 2025 and 2024, no member of the Board or employee, including our named executive officers, was awarded stock options, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not have a policy on the timing of awards of stock options in relation to the disclosure by us of material nonpublic information and neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing and terms of such awards
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During the years ended December 31, 2025 and 2024, no member of the Board or employee, including our named executive officers, was awarded stock options, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false